Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Regulated and Non-Regulated Assets
PP&E consisted of the following regulated and non-regulated

assets:

As at December 31 December 31
millions of dollars

Estimated useful life 2024 (1) 2023
Generation 5

to
131 $

14,297 $

13,500
Transmission 10

to
80

3,106

2,835
Distribution 10

to
65

8,512

7,417
Gas transmission and distribution 15

to
75

4,658

5,536
General plant and other

(2)
2

to
60

3,078

2,985
Total

cost

33,651

32,273
Less: Accumulated depreciation
(2)
(10,442) (9,994)

23,209

22,279
Construction work in progress
(2)

2,959

2,097
Net book value $

26,168 $

24,376
(1) On August 5, 2024, Emera announced an

agreement to sell NMGC. As at December

31, 2024, NMGC's assets and liabilities
were classified as held for sale and excluded from

the table above.

For further details on the pending transaction, refer

to note 4.
(2) SeaCoast owns a 50
% undivided ownership interest in a jointly

owned
26
-mile pipeline lateral located in Florida, which went

into
service in 2020. At December 31, 2024, SeaCoast’s

share of plant in service was $
27

million USD (2023 – $
27

million USD), and
accumulated depreciation of $ 3

million USD (2023 – $
2

million USD). SeaCoast’s undivided ownership interest

is financed with its
funds and all operations are accounted for as

if such participating interest were a wholly

owned facility. SeaCoast’s share of direct
expenses of the jointly owned pipeline is included

in "OM&G" in the Consolidated Statements

of Income.